Share Capital - Summary of Options Outstanding (Details) - Compensation Options	12 Months Ended
Jun. 30, 2019 $ / shares shares
Disclosure of classes of share capital [line items]
Compensation options, beginning balance (in shares) | shares	300
Compensation options, exercised (in shares) | shares	(300)
Compensation options, ending balance (in shares) | shares	0
Weighted average exercise price, beginning balance (in CAD per share) | $ / shares	$ 55.52
Weighted average exercise price, exercised (in CAD per share) | $ / shares	55.52
Weighted average exercise price, ending balance (in CAD per share) | $ / shares	$ 0.00